Note 4 - Property and Equipment, net (Tables)	12 Months Ended
Feb. 02, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Fiscal Year
	2012	2011
	(in thousands)
Construction in progress	$789	$1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$36,107	$42,588